CONCENTRATION OF RISKS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration of risk purchase			$ 5,518,996	$ 6,438,445
Percentage of purchases			57.06%	58.03%
Accounts payable trade			$ 1,412,868	$ 1,714,428
Vendor A [Member]
Concentration of risk purchase	$ 410,208	$ 504,906	$ 1,497,142	$ 1,815,817
Percentage of purchases			15.48%	16.37%
Accounts payable trade	408,334	502,559	$ 147,376	$ 397,636
Vendor B [Member]
Concentration of risk purchase	314,739	333,751	1,425,867	1,404,442
Accounts payable trade	$ 313,300	$ 332,200	389,697	405,999
Percentage of purchases	15.67%	12.49%
Vendor C [Member]
Concentration of risk purchase	$ 213,965	$ 449,494	1,424,476	2,026,842
Accounts payable trade	$ 199,312	$ 178,749	509,031	640,827
Percentage of purchases	10.65%	16.82%
Vendor D [Member]
Concentration of risk purchase			$ 1,171,511	$ 1,191,344
Percentage of purchases			12.11%	10.74%
Accounts payable trade			$ 366,764	$ 269,966